Bank Loans (Tables)	12 Months Ended
Sep. 30, 2025
Bank Loans [Abstract]
Schedule of Bank Loans
	As of September 30,		As of September 30,
	2025	2025	2024
	HK$	US$	HK$
Long-term loans
BEA(1)	304,657	39,154	900,112
Less: Current portion of long-term loans	(304,657)	(39,154)	(594,627)
Long term loan- non-current portion	—	—	305,485
(1)	On March 12, 2021, TSL entered into another loan agreement with BEA, pursuant to which TSL obtained a loan in the amount of HK$2,304,000 (approximately US$ 295,954) on March 29, 2021 for five years term ended on March 28, 2026. The loan is at interest rate of 2.5% per annum below the prime lending rate for Hong Kong Dollars quoted by the HKMC from time to time and the principal is to be paid off by 36 unequal monthly instalments. The loan has been guaranteed by HKMCI under the SME Financing Guarantee Scheme and Mr. Leung Tsz Him.

Schedule of Annual Maturities Long-Term Debt

Annual maturities of the Company’s long-term debt which comprise the term loans during the next two years following September 30, 2025 and thereafter are as follows:

	HK$	US$
Years ending September 30,
2026	304,657	39,154
	304,657	39,154